Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Plan	Dec. 31, 2011 Plan	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 21,000	$ 72,000
Cash and cash equivalents and restricted cash held in banks	5,000,000	5,000,000	5,000,000
Minimum qualified cash balance		5,000,000
Allowance for doubtful accounts receivable	396,000	1,200,000	1,500,000
Accounts receivable, net	9,975,784	13,130,387	29,008,313
Other shipping costs		2,900,000	2,700,000	2,100,000
Other handling costs		2,200,000	1,100,000	0
Period of warranty on products	5 years	5 years
Number of share based compensation plan		2	2
Advertising expenses		872,000	2,000,000	548,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Definite live period of acquired intangible assets		11 years
Recognized income tax positions		50.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Definite live period of acquired intangible assets		20 years
United States [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash held in banks		19,700,000
Receivables Pledged as Collateral [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, net	$ 8,200,000	$ 11,400,000	$ 19,500,000